DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Deferred Tax Assets And Liabilities
DEFERRED TAX ASSETS AND LIABILITIES

18.	DEFERRED TAX ASSETS AND LIABILITIES

(a)	Deferred tax balance

No deferred tax assets and liabilities was recognized in the consolidated statements of financial position as at December 31, 2024 and 2023 as no taxable temporary differences are recognized.

(b)	Gross movement on the deferred tax account

The gross movement on the deferred income tax accounts is as follows:

	2023	2024	2024
	CNY	CNY	US$

As of January 1	5,276	—	—
Credited to the consolidated statements of profit or loss during the year	(10)	—	—
Disposal of PSTT	(5,266)	—	—

As of December 31	—	—	—

(c)	Deferred tax assets

The components of deferred tax assets and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY

As of January 1, 2023	7	62	419	—	488
Charged to the consolidated statements of profit or loss during the year	—	(22)	(57)	—	(79)
	(7)	(40)	(362)	—	(409)
As of December 31, 2023	—	—	—	—	—
As of January 1, 2024	—	—	—	—	—
As of December 31, 2024	—	—	—	—	—
As of December 31, 2024 US$	—	—	—	—	—

(d)	Deferred tax liabilities

The components of deferred tax liabilities and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY

As of January 1, 2023	5,270	494	5,764
Credited to the consolidated statements of profit or loss during the year	—	(89)	(89)
Disposal of PSTT	(5,270)	(405)	(5,675)
As of December 31, 2023	—	—	—
As of December 31, 2023 US$	—	—	—

There were no movements in year 2024.

(e)	Deferred tax not recognized

As of December 31, 2023 and 2024, the total amounts of deductible temporary differences and unused tax losses for which no deferred tax assets were recognized with respect to certain deductible temporary differences and accumulated tax losses of the Company’s subsidiaries established in Mainland China and Hong Kong that can be carried forward against future taxable income are as follows:

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Deductible temporary differences with no deferred tax assets recognized	1,200	—	—
Tax losses with no deferred tax assets recognized	6,077	667	91

Total	7,277	667	91

(f)	Expiration dates of the tax losses

The tax losses in Mainland China can be carried forward for five years to offset future taxable profit. The expiration dates of the unused tax losses of the subsidiaries established in Mainland China for which no deferred tax assets were recognized are summarized as follows:

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Year of expiration
2023	—	—	—
2024	1,745	—	—
2025	1,462	1,462	200
2026	1,411	1,411	193
2027	499	499	68
2028	828	828	113
2029	—	440	60

Total	5,945	4,640	634